Profit and loss information (Tables)	6 Months Ended
Jul. 31, 2021
IfrsStatementLineItems [Line Items]
Disclosure of Detailed Information about Revenue from Continuing Operations

(a) Revenue from continuing operations

	6 months to 31 July 2021 US $000’s	6 months to 31 July 2020 US $000’s

Gross revenue	6,571	8,235
Rebates	-	-
	6,571	8,235

Sale of goods
-E-commerce	6,571	8,235
	6,571	8,235

Disclosure of Detailed Information about Profit Loss from Operating Activities

The loss for the half year was derived after (charging) / crediting the following items that are unusual and of significance because of their size, nature and incidence:

	6 months to 31 July 2021 US $000’s	6 months to 31 July 2020 US $000’s

Other income
-Interest income	84	-
	84	-
Finance expenses
- Interest expense on external borrowings	-	(425)
- Interest expense on convertible loan notes	(43)	(1,730)
- Interest expense on leases	(1)	-
- Amortisation of loan set up costs	-	-
	(44)	(2,155)

Other foreign currency gains/(losses)
-Net foreign exchange gains/(losses)	(483)	2,003
	(483)	2,003
Impairment expense
- Impairment of intangible assets	(4,971)	-
- Impairment of property, plant and equipment	-	-
- Impairment of right-of-use assets	-	-
	(4,971)	-

Brand transition, restructure and transaction income/(expense)
- Brand transition expenses	-	-
- Restructure expenses	-	-
- Transaction expenses	(13,317)	(3,078)
	(13,317)	(3,078)

Disclosure of Fair Value of Convertible Notes and Warrants

(c) Fair value loss on convertible notes derivatives and warrants

	6 months to 31 July 2021 US $000’s	6 months to 31 July 2020 US $000’s

Fair value loss on convertible notes and warrants	(10,794)	-
	(10,794)	-

Disclosure of Components of Income Tax Expenses

The major components of tax expense/(benefit) comprise:

	6 months to 31 July 2021 US $000’s	6 months to 31 July 2020 US $000’s

Current tax
Current tax on losses for the period	(33)	-
Adjustment for current tax on prior periods	-	-
Total current tax expense	(33)	-

Deferred tax
Decrease in deferred tax asset	-	-
Income tax benefit for continuing operations	(33)	-

Reconciliation of income tax to accounting loss:
Loss before income tax from continuing operations	(33,167)	(4,899)
Loss before income tax from discontinued operations	(15,534)	(6,633)
Accounting profit before tax	(48,701)	(11,532)
Tax at Australia tax rate of 30% (July 2020: tax at New Zealand tax rate of 28%)	(14,610)	(3,229)

Tax effect of:
- permanent differences including discontinued operations	14,302	990
- adjustments in respect of current tax or prior periods	-	23
- effects of different tax rates of subsidiaries operating in other jurisdictions	48	(2)
- deferred tax assets relating to the current period not recognized	326	2,256
- other	-	(12)
Income tax expense	66	26
Income tax expense reported in statement of profit or loss	(33)	-
Income tax attributable to discontinued operations	33	26

April 2020 Notes [Member]
IfrsStatementLineItems [Line Items]
Disclosure of Fair Value Gain or Loss

For 6 months ended 31 July 2021	Convertible Notes US $000’s	Warrants US $000’s	Total US$ 000’s
Balance at the beginning of the period:	2,149	451	2,600
Foreign exchange movements	3	-	3
Interest	43	-	43
Fair Value through profit and loss	-	195	195
Exchange to ordinary shares	(2,195)	(646)	(2,841)
Balance at the end of the period	-	-	-

Put Options [Member]
IfrsStatementLineItems [Line Items]
Disclosure of Fair Value Gain or Loss

For 6 months ended 31 July 2021	Warrants US $000’s	Put options US $000’s	Total US$ 000’s
Balance at the beginning of the period:	-	-	-
Initial recognition	97,482	-	97,482
Fair Value through profit and loss	10,599	-	10,599
Conversion of warrants	(108,081)	-	(108,081)
Cash collected on exercise of put options	-	33,500	33,500
Shares issued on exercise of put options	-	(33,500)	(33,500)
Balance at the end of the period	-	-	-